Property and Equipment, Net	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Property and Equipment, Net

7. Property and Equipment, Net

As of June 30, 2026 and December 31, 2025, property and equipment, net, consisted of the following:

	As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Leasehold improvements	$209,777	$87,687
Furniture and office equipment	33,028	34,933
Computer equipment	67,213	65,280
Motor vehicle	284,610	284,610
Less: accumulated depreciation	(220,431)	(187,549)
Total property and equipment, net	$374,197	$284,961

Depreciation expenses were $36,979 and $38,781 for the six months ended June 30, 2026 and 2025, respectively.